Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 11,563	¥ 14,920	¥ 11,343
Addition- charged to income	2,149	492	787
Deduction bad debts written off	(2,382)	(3,995)	(2,038)
Translation adjustments and other	1,640	146	4,828
Balance at end of period	12,970	11,563	14,920
Finance Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	7,039	7,983	9,023
Addition- charged to income	1,922	2,052	1,995
Deduction bad debts written off	(1,304)	(1,937)	(3,103)
Translation adjustments and other	(749)	(1,059)	68
Balance at end of period	¥ 6,908	¥ 7,039	¥ 7,983